SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10K) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014 Customer	Dec. 31, 2013 Customer	Dec. 31, 2012
Trade Accounts Receivable and Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts			$ 887	$ 907
Accounts written off as uncollectible			779	(1,126)
Prepaid Expenses and Deferred Charges [Abstract]
Prepaid PDUFA fees			0	0
Deferred Financing Costs [Abstract]
Financing costs related to convertible notes payable					200,000
Amortization costs	0	7,309	7,309	74,000
Deferred financing cost included in other assets			87,000	87,000
Product Sales [Abstract]
Period over which no actual product returns occurred			2 years
Concentrations of Credit Risk [Abstract]
Cash and cash equivalents	$ 10,378	$ 1,015,778	$ 550,458	$ 5,119	$ 21,549
Concentration Risk [Line Items]
Minimum threshold limit of trade accounts receivable (in hundredths)			5.00%	5.00%
Number of customers exceeds threshold limit of 5%			2	2
Concentration risk percentage (in hundredths)	95.00%	82.00%	91.00%	75.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)			99.00%	94.00%
Accounts Receivable [Member] | Customer One [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)			71.00%	84.00%
Accounts Receivable [Member] | Customer Two [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)			19.00%	10.00%
Accounts Receivable [Member] | Customer Three [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)			9.00%
Laboratory and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment			7 years
Computers, Office Equipment, and Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment			5 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment			3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment, description			Lease term